Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	$ 361,208	$ 276,504	$ 134,761
Credit analysis and collection costs	130,609	94,012	59,869
Customer services	88,357	83,997	55,045
Salaries and associated benefits	394,031	339,208	213,135
Credit and debit card issuance costs	82,533	56,863	39,156
Share-based compensation (note 10a)	255,614	286,450	225,445
Specialized services expenses	61,404	39,842	29,200
Other personnel costs	64,224	51,472	20,982
Depreciation and amortization	62,895	35,581	17,339
Marketing expenses	146,655	136,142	71,775
Others (i)	304,295	216,247	36,374
Total	1,951,825	1,971,891	903,081
Subtotal		1,616,318
Share-based compensation - contingent share award termination (10b) (ii)		355,573
Customer Support And Operations [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	186,651	132,163	70,928
Credit analysis and collection costs	89,293	54,239	34,026
Customer services	80,866	74,438	48,122
Salaries and associated benefits	72,478	48,661	19,898
Credit and debit card issuance costs	27,137	13,174	13,711
Share-based compensation (note 10a)	2,770
Specialized services expenses
Other personnel costs	15,675	8,553	2,253
Depreciation and amortization	13,072	3,965	1,217
Marketing expenses
Others (i)	140	170	354
Total	488,082	335,363	190,509
Subtotal		335,363
Share-based compensation - contingent share award termination (10b) (ii)
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	174,557	144,341	63,833
Credit analysis and collection costs	41,316	39,773	25,843
Customer services	7,491	9,559	6,923
Salaries and associated benefits	300,559	275,117	185,715
Credit and debit card issuance costs	55,396	43,689	25,445
Share-based compensation (note 10a)	251,769	286,450	225,445
Specialized services expenses	61,404	39,842	29,200
Other personnel costs	46,251	41,494	18,452
Depreciation and amortization	49,823	31,616	16,122
Marketing expenses
Others (i)	53,724	65,813	31,923
Total	1,042,290	1,333,267	628,901
Subtotal		977,694
Share-based compensation - contingent share award termination (10b) (ii)		355,573
Marketing [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits	20,994	15,430	7,522
Credit and debit card issuance costs
Share-based compensation (note 10a)	1,075
Specialized services expenses
Other personnel costs	2,298	1,425	277
Depreciation and amortization
Marketing expenses	146,655	136,142	71,775
Others (i)
Total	171,022	152,997	79,574
Subtotal		152,997
Share-based compensation - contingent share award termination (10b) (ii)
Other Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits
Credit and debit card issuance costs
Share-based compensation (note 10a)
Specialized services expenses
Other personnel costs
Depreciation and amortization
Marketing expenses
Others (i)	250,431	150,264	4,097
Total	$ 250,431	150,264	$ 4,097
Subtotal		150,264
Share-based compensation - contingent share award termination (10b) (ii)